Trade and Other Current Payables - Summary of Trade and Other Current Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Line Items]
Current trade payables	$ 2,106,720	$ 1,780,848
Other current payables	2,009,527	1,543,005
Total trade and other current payables	4,116,247	3,323,853
Non-current trade payables	221,746	314,888
Other non-current payables	711,310	663,681
Total trade and other non-current payables	933,056	978,569
Energy Suppliers [Member]
Trade And Other Payables [Line Items]
Current trade payables	1,069,698	679,097
Non-current trade payables	194,586	263,907
Fuel and Gas Suppliers [Member]
Trade And Other Payables [Line Items]
Current trade payables	19,296	22,585
Dividends Payable to Non-Controlling Interests [Member]
Trade And Other Payables [Line Items]
Other current payables	218,424	69,597
Payables to CAMMESA [Member]
Trade And Other Payables [Line Items]
Other current payables	304,259	388,281
Other non-current payables	183,843	315,921
Payables for Goods and Services [Member]
Trade And Other Payables [Line Items]
Current trade payables	908,269	1,049,507
Non-current trade payables	12,094	34,109
Payables For Assets Acquisitions
Trade And Other Payables [Line Items]
Current trade payables	109,457	29,659
Non-current trade payables	15,066	16,872
Fines and Complaints [Member]
Trade And Other Payables [Line Items]
Other current payables	164,123	238,300
Research and Development [Member]
Trade And Other Payables [Line Items]
Other current payables	110,996	28,646
Other non-current payables	99,334	106,341
Taxes Payables Other than Income Tax [Member]
Trade And Other Payables [Line Items]
Other current payables	220,722	437,163
Other non-current payables	2,165	17,393
Accounts Payables to Staff [Member]
Trade And Other Payables [Line Items]
Other current payables	196,351	190,947
Other non-current payables	103	14,385
Regulatory Liabilities Brazilian Subsidiaries [Member]
Trade And Other Payables [Line Items]
Other current payables	568,085	162,584
Other non-current payables	401,029	138,854
Other Miscellaneous Payables [Member]
Trade And Other Payables [Line Items]
Other current payables	226,567	27,487
Other non-current payables	$ 24,836	$ 70,787